Leases - Schedule of Lease Expense in the Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Operating lease expense	$ 238	$ 167
Finance lease expense:
Amortization of leased assets	48	89
Interest on lease liabilities	41	74
Total lease expense	327	330
Related party [Member]
Schedule of Lease Expense in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Operating lease expense	47	81
Finance lease expense:
Amortization of leased assets	39	61
Interest on lease liabilities	40	72
Total lease expense	126	214
Other [Member]
Schedule of Lease Expense in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Operating lease expense	191	86
Finance lease expense:
Amortization of leased assets	9	28
Interest on lease liabilities	1	2
Total lease expense	$ 201	$ 116